SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$3,135,866	$3,047,149	$1,133,038
Diversified Fresh Produce – EMEA	3,432,945	3,152,561	3,383,009
Diversified Fresh Produce – Americas & ROW	1,800,168	1,965,667	1,465,025
Total segment revenue	8,368,979	8,165,377	5,981,072
Intersegment revenue	(123,711)	(140,974)	(37,333)
Total consolidated revenue, net	$8,245,268	$8,024,403	$5,943,739

Segment Adjusted EBITDA:
Fresh Fruit	$208,930	$205,547	$24,830
Diversified Fresh Produce – EMEA	133,570	111,053	126,871
Diversified Fresh Produce – Americas & ROW	42,618	43,796	41,580
Legacy Dole	—	—	93,353
Adjustments:
Income tax (expense) benefit	(43,591)	25,603	10,980
Interest expense	(81,113)	(56,371)	(24,992)
Depreciation	(93,970)	(98,703)	(54,064)
Amortization of intangible assets	(10,198)	(10,893)	(11,404)
Merger, transaction and other related costs	—	—	(30,072)
Mark to market (losses) gains	(2,524)	(3,049)	3,160
Gain on asset sales	52,495	10,316	—
Incremental charges on biological assets and inventory related to acquisition of Legacy Dole	—	(41,145)	(66,492)
Cyber-related incident	(5,321)	—	—
Other items	(2,918)	231	959
Items in equity method earnings:
Dole’s share of depreciation	(7,224)	(8,073)	(30,390)
Dole’s share of amortization	(2,513)	(2,542)	(3,218)
Dole’s share of income tax expense	(5,826)	(5,623)	(27,297)
Dole’s share of interest expense	(5,348)	(1,731)	(18,282)
Dole’s share of other items	460	(186)	2,039
Income from continuing operations	177,527	168,230	37,561
Loss from discontinued operations, net of income taxes	(21,818)	(56,447)	(20,568)
Net income	$155,709	$111,783	$16,993

Schedule of Revenue and Long-Lived Assets, by Geographic Location
The Company is headquartered and domiciled in Ireland. Revenue by geographic location based on the end customer for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 was as follows:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
United States	$3,189,105	$3,272,943	$1,831,591
U.K.	858,652	782,497	796,474
Spain	659,072	615,417	637,123
Sweden	598,801	574,682	613,911
Ireland	445,395	394,981	416,410
Other	2,494,243	2,383,883	1,648,230
Total revenue, net	$8,245,268	$8,024,403	$5,943,739
Long-lived assets are comprised of property, plant and equipment, net. Long-lived assets by geographic location as of December 31, 2023 and December 31, 2022 were as follows:

	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Costa Rica	$252,287	$261,793
Vessels and containers on-the-water or in-transit	191,561	207,621
United States	145,329	155,700
Honduras	106,061	108,993
Chile	102,145	94,150
Ecuador	86,680	85,200
U.K.	42,637	35,256
Czech Republic	34,051	30,913
Sweden	31,218	28,189
Spain	25,344	24,089
Denmark	24,676	24,266
Ireland	23,894	23,174
Other	36,351	36,780
Total long-lived assets	$1,102,234	$1,116,124